Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Revenues
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

(U.S. Dollars in millions)	Year Ended December 31,2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Royal Dutch Shell Plc (1)(2)	$349.0 or 30%	$315.3 or 26%	— (6)
Petroleo Brasileiro S.A.(1)	$222.0 or 19%	$224.6 or 18%	$228.1 or 22%
Premier Oil (3)(4)	$113.5 or 10%	$129.2 or 11%	$120.2 or 12%
Statoil ASA (5)	— (6)	$132.7 or 11%	$194.3 or 19%
Repsol S.A.(3)	— (6)	— (6)	$112.6 or 11%

(1)	Shuttle tanker and FPSO segments.

(2)	In February 2016, Royal Dutch Shell Plc acquired BG Group Plc, therefore the amount in the table for 2016 includes revenues from both Royal Dutch Shell Plc and BG Group Plc.

(3)	FPSO segment.

(4)	In April 2016, Premier Oil acquired E.ON's UK North Sea assets where the Voyageur Spirit FSPO operates. Revenues up to April 2016 are attributable to E.ON.

(5)	Shuttle tanker segment.

(6)	Percentage of consolidated revenue was less than 10%

Segment Results as Presented in Consolidated Financial Statements
The following tables include results for the Partnership’s FPSO unit segment, shuttle tanker segment, FSO unit segment, UMS segment, towage segment and conventional tanker segment for the periods presented in these consolidated financial statements.

Year ended December 31, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues (1)	495,223	509,596	54,440	34,433	37,952	20,746	1,152,390
Voyage expenses	—	(62,846)	(1,517)	—	(15,024)	(1,363)	(80,750)
Vessel operating expenses	(165,346)	(123,950)	(23,167)	(32,888)	(17,524)	(1,566)	(364,441)
Time-charter hire expenses	—	(62,511)	—	—	—	(12,974)	(75,485)
Depreciation and amortization	(149,198)	(122,822)	(9,311)	(6,660)	(12,020)	—	(300,011)
General and administrative (2)	(35,971)	(10,160)	(836)	(5,495)	(3,307)	(353)	(56,122)
Gain on sale and (write-down) of vessels	—	4,554	(983)	(43,650)	—	—	(40,079)
Restructuring charge	(4,444)	(205)	—	—	—	—	(4,649)
Income (loss) from vessel operations	140,264	131,656	18,626	(54,260)	(9,923)	4,490	230,853
Equity income	17,933	—	—	—	—	—	17,933
Investment in joint ventures	141,819	—	—	—	—	—	141,819
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	66,234	40,584	101,347	9,742	76,674	—	294,581
Expenditures for dry docking	—	19,105	5,139	—	799	—	25,043

Year ended December 31, 2015	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues (1)	531,554	541,792	57,391	28,334	40,112	30,230	1,229,413
Voyage expenses	—	(82,777)	(851)	—	(12,052)	(2,326)	(98,006)
Vessel operating expenses	(189,900)	(128,156)	(26,394)	(13,876)	(13,920)	(6,234)	(378,480)
Time-charter hire expenses	—	(51,088)	—	—	(662)	—	(51,750)
Depreciation and amortization	(137,914)	(106,190)	(11,775)	(3,775)	(8,362)	(6,583)	(274,599)
General and administrative (2)(3)	(38,588)	(22,884)	(1,372)	(4,109)	(4,598)	(1,062)	(72,613)
(Write-down) and gain on sale of vessels	—	(65,101)	—	(1,000)	—	(3,897)	(69,998)
Restructuring charge	—	(568)	—	—	—	—	(568)
Income from vessel operations	165,152	85,028	16,999	5,574	518	10,128	283,399
Equity income	7,672	—	—	—	—	—	7,672
Investment in joint ventures	77,647	—	—	—	—	—	77,647
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs (4)	116,473	26,980	94,317	183,364	243,436	97	664,667
Expenditures for dry docking	—	14,609	—	—	—	—	14,609

Year ended December 31, 2014	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues	354,518	577,064	53,868	—	523	33,566	1,019,539
Voyage expenses	—	(105,562)	(1,500)	—	(105)	(5,373)	(112,540)
Vessel operating expenses	(158,216)	(159,438)	(28,649)	—	—	(5,906)	(352,209)
Time-charter hire expenses	—	(31,090)	—	—	—	—	(31,090)
Depreciation and amortization	(72,905)	(110,686)	(8,282)	—	—	(6,680)	(198,553)
General and administrative (2)(3)	(27,406)	(29,154)	(3,870)	(622)	(4,328)	(2,136)	(67,516)
(Write-down) and gain on sale of vessels	—	(1,638)	—	—	—	—	(1,638)
Restructuring recovery	—	225	—	—	—	—	225
Income (loss) from vessel operations (5)	95,991	139,721	11,567	(622)	(3,910)	13,471	256,218
Equity income	10,341	—	—	—	—	—	10,341
Investment in joint ventures	54,955	—	—	—	—	—	54,955
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs (6)	17,022	50,096	33,734	11,550	59,516	251	172,169
Expenditures for dry docking	—	22,552	11,560	—	—	2,109	36,221

(1)
Revenues for the year ended December 31, 2016, includes a $4.0 million early termination fee received from Teekay Corporation during 2016, which is included in the Partnership's conventional tanker segment (see notes 11i and 19).

Revenues for the year ended December 31, 2015, includes $1.8 million net early termination fees paid to Teekay Corporation during 2015, which is included in the Partnership's conventional tanker segment (see notes 11i and 19).

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(3)
General and administrative expenses for the year ended December 31, 2015 includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Petrojarl Knarr FPSO unit in the FPSO segment, six long-distance towing and offshore installation vessels in the towage segment, and the Arendal Spirit UMS in the UMS segment, respectively (see notes 3 and 11l).

General and administrative expenses for the year ended December 31, 2014 includes a $1.0 million fee to a third party associated with the acquisition of ALP Maritime Services B.V. (or ALP), a $1.6 million business development fee to Teekay Corporation for assistance with the acquisition of ALP, both of which fees have been allocated to the Partnership’s towage segment, and also includes a $2.1 million fee to Teekay Corporation for assistance with securing a charter contract for the Petrojarl I FPSO unit (or Petrojarl I), which fee has been allocated to the Partnership’s FPSO segment (see notes 11l and 18a).

(4)	Excludes the purchase price of the Petrojarl Knarr FPSO unit (see note 3).

(5)
Income from vessel operations for the year ended December 31, 2014 excludes $3.1 million of the Voyageur Spirit FPSO unit indemnification payments received from Teekay Corporation relating to the production shortfall during the period from January 1, 2014 through February 21, 2014 and a further $0.4 million relating to unreimbursed vessel operating expenses incurred before the unit was declared on-hire as of February 22, 2014.

These indemnification payments received from Teekay Corporation have effectively been treated as a reduction to the purchase price of the Voyageur Spirit (see note 11c).

(6)	Excludes the vessel and equipment acquired in conjunction with the purchase of Logitel (note 18b) and the Petrojarl I (note 11f).

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2016 $	December 31, 2015 $
FPSO segment	2,672,100	2,717,193
Shuttle tanker segment	1,673,348	1,732,769
FSO segment	407,634	281,776
UMS segment	213,829	267,935
Towage segment	382,973	309,009
Conventional tanker segment	4,818	63,900
Unallocated:
Cash and cash equivalents and restricted cash	342,287	318,993
Other assets	21,631	52,591
Consolidated total assets	5,718,620	5,744,166